Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
Neiman Large Cap Value Fund | No-Load Shares
Account Value [Line Items]
Line Graph and Table Measure Name											No-Load Shares
Accumulated Value	$ 10,000	$ 10,835	$ 12,636	$ 14,207	$ 14,739	$ 12,674	$ 16,146	$ 15,097	$ 16,712	$ 20,765	$ 23,670
Neiman Large Cap Value Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A Shares
Accumulated Value	10,000	10,835	12,636	14,207	14,739	12,674	16,146	15,097	16,712	20,765	$ 23,670
Neiman Large Cap Value Fund | No-Load Shares | S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	10,000	11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	$ 41,530
Neiman Large Cap Value Fund | Class A | S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	$ 10,000	$ 11,543	$ 13,691	$ 16,143	$ 16,830	$ 19,380	$ 25,194	$ 21,296	$ 25,900	$ 35,315	$ 41,530